J. Stephen mills
Attorney at Law

PO Box 281077
Nashville, TN 37228

315 Deadrick Street
Nashville, TN 37203
615-476-1151
Steve@SteveMillslaw.com

May 10, 2021

Securities and Exchange Commission

Division of Corporate Finance

Office of Trade and Services

Washington, DC 20549

Dear Sir or Madam:

We are submitting this letter on behalf of Fuel Doctor Holdings, Inc. (“FDOC” or “the Company”) in response to comments from the staff (“Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter on April 5, 2021 relating to the Company’s Registration Statement filed on March 8, 2021 with the file number 000-56253. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter. We are including as an attachment to this letter a copy of the Registration Statement that has been marked to show changes from the Registration Statement as originally filed.

Comment 1.

Registration Statement on Form 10-12G filed March 8, 2021.

Item 4. Security Ownership of Certain Beneficial Owners and Management.

Principal Stockholders, page 8. Please amend your disclosure to identify the natural person(s) with voting and/or dispositive power over the shares owned by Friction & Heat, LLC.  Please also provide the addresses of the entities listed in the table.  See Item 403(a) of Regulation S-K.

Response: We have identified the beneficial owner of the shares owned by Friction & Heat, LLC. The person who has the voting and/or dispositive power owned by Friction &Heat LLC is Joseph Passalaqua with an address of 106 Glenwood Drive S. Liverpool, NY 13090-2240.

We have amended the chart as follows:

Friction & Heat, LLC Beneficial Owner-Joe Passalaqua 106 Glenwood Drive S. Liverpool, NY 13090-3340	21,960,000	59.77%
Joel Gills 1299 Seaside Avenue San Pedro, CA 90731	2,000,000	5.44%
Mark Soffa 23338 Park Colombo Calabasas, CA 91302	3,720,000	10.13%
Ed Wishner 1299 Seaside Avenue San Pedro, CA 90731 (Last known address)	2,000,000	5.44%
Named Executive Officers and Directors:
Deanna Johnson, President, Secretary and Director 410 Louisiana Street Vallejo, CA 94590	0	0%
All executive officers and directors as a group (1 person)	0	0%

Comment 2.

Item 7. Certain Relationships and Related Transactions., page 10

We note your references throughout your filing and in your financial statements to loans with related parties. Please amend your disclosure to describe the material terms of any loans with related parties for the periods presented in your filing, including the identity of the parties and the amount of the loan.  See Item 404(a) of Regulation S-K.

Response: We have amended the section titled “Liquidity and Capital Resources” as follows:

“As of December 31, 2020, the Company's cash balance was $0 compared to cash balance of $0 as of December 31, 2019. As of December 31, 2020, the Company's total assets were $0 compared to total assets of $0 as of December 31, 2019.

 As of December 31, 2020, the Company had total liabilities of $12,568 compared with total liabilities of $20,528 as of December 31, 2019. The decrease in total liabilities is attributed to a decrease in accounts payable from $18,009 as of December 31, 2019 to $4,940 as of December 31, 2020, an increase in due to Joseph Passalaqua, a previous officer of the Company and Related Party from $1,000 as of December 31, 2019 to $2,628 as of December 31, 2020 and an increase in notes payable, due to Stanley Wilson, a previous officer and Related party from $1,519 as of December 31, 2019 to $5,000 as of December 31, 2020. This amount is held in a Promissory Note due to Stanley Wilson, a previous officer of the Company and Related Party and then transferred to Garry McHenry on September 25, 2020 during the change of control. The Promissory Note is non-interest bearing, unsecured and payable upon demand.

 As of December 31, 2020, the Company has a working capital deficit of $12,568 compared with working capital deficit of $20,528 at December 31, 2019 with the decrease in the working capital deficit attributed to a decrease in accounts payable from $18,009 on December 31, 2019 to$4,940 as of December 31, 2020, an increase in due to related party, Joseph Passaalqua from $1,000 as of December 31, 2019 to $2,628 as of December 31, 2020 and an increase in notes payable, due a related party, Stanley Wilson from $1,519 as of December 31, 2019 to $5,000 due to a related party, Garry McHenry as of December 31, 2020.”

Comment 3.

Item 9. Market Price of, and Dividends on, the Registrant's Common Equity and Related Stockholder Matters.

(a)	Market Information, page 10

You disclose that your common stock trades on the OTC Pink.  Please amend your disclosure here to inform investors that the OTC Pink includes warnings to "STOP" and that your common stock is "Dark or Defunct," and describe for investors the meaning of such designations.

Response: We have amended our disclosure in Section 1A and in Item 9 to reflect as follows:

Our common stock trades on the OTC PINK Exchange under the ticker symbol “FDOC”. Fuel Doctor Holdings, Inc. trades on the OTC market.  OTCMarkets Groups is a company that provides financial market information involving price and liquidity for OTC securities on its website OTCMarkets.com and is designed to provide investors with information and risks pertaining to OTC securities.  FDOC is currently designated as a “No information” or “Dark or Defunct” company by OTCMarkets.com which is delineated with a “STOP” sign on OTCMarkets.com.  This means that OTCMarkets.com has determined that FDOC has not made adequate or updated reliable public disclosure of its financial information and is generally considered risky.

Comment 4.

(d) Equity Compensation Plan Information, page 10

We note your disclosure that "the Company has granted shares of restricted stock to its officers, directors and others for services periodically and as part of some of the officers’ employment agreements."  However, your disclosure on page 9 states that "[t]he Company does not have employment agreements with any of its officers or directors," and your Summary Compensation table and other executive compensation disclosure does not include a discussion of restricted stock awards.  Please amend your filing to reconcile these disclosures.

Response: We have amended our disclosure in Item 9 (d) to reflect as follows:

“The Company does not currently have an equity compensation plan but intends to adopt one in the future. In lieu of an equity compensation plan the Company intends to grant shares of restricted stock to its officers, directors, and others for services periodically and as part of some of the officers’ employment agreements. There are currently no employment agreements between the Company and any officer, director or others.”

Comment 5.

General

We note your disclosures that "[n]o revenue has been generated by the Company,"

and "[i]t is unlikely the Company will have any revenues unless it is able to effect an acquisition or merger with an operating company, of which there can be no assurance." We also note that you appear to have nominal assets.  Therefore, it appears that you are a shell company as defined in Rule 12b-2 of the Exchange Act.  Please amend your filing to prominently disclose your shell company status and disclose the consequences of that status, including details regarding compliance with Rule 419 in connection with any offering of your securities, the prohibition on the use of Form S-8 by shell companies, enhanced reporting requirements imposed on shell companies, and the conditions that must be satisfied before restricted and control securities may be resold in reliance on Rule 144.

Response:

We have amended our disclosure on page 6 in the section titled “Background” and in Item 1A “Risk Factors” as follows:

“We are a company that meets the definition of a “blank check company” as defined by Rule 419 promulgated under the Securities Act of 1933. A blank check company is one that is a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity or person and is issuing penny stock. No revenue has been generated by the Company. It is unlikely the Company will have any revenues unless it is able to effect an acquisition or merger with an operating company, of which there can be no assurance. The Company’s plan of operation for the remainder of the fiscal year shall be to continue its efforts to locate suitable acquisition candidates. In making your decision on whether to invest in our securities, you should take into account not only the background of our management team, but also the special risks we face as a blank check company, as well as the fact that this offering is being conducted in compliance with Rule 419 promulgated under the Securities Act of 1933, as amended, and, therefore, you will be entitled to protections normally afforded to investors in Rule 419 blank check offerings. You should carefully consider these and the other risks set forth in the section entitled “Risk Factors” beginning on page I-A of this prospectus.”

“FDOC is a shell company as defined in Rule 405 of the 1933 Securities Act rules.  Rule 405 defines a shell company as a company with 1) no or nominal operations, and either no or nominal assets, 3) assets consisting solely of cash and cash equivalents, or 4) assets consisting of any amount of cash and cash equivalents and nominal other assets.   As a shell company we are restricted in our use of Registrations on Form S-8; the limitations of using Rule 144 by security holders; and the lack of liquidity in our stock. We have identified our company as a shell company therefore the holders of our securities may not rely on Rule 144 to have the restriction removed from their securities without registration or until the company is no longer identified as a shell company.” Rule 144 is unavailable for the sale of securities initially issued by a shell company or any Issuer that has, at any time, previously been a shell company unless all the requirements of Rule 144(i)(2) are met.  These requirements include that the Issuer no longer be a shell company, is subject to the reporting requirements of the Exchange Act for 12 months following the time that it filed Form 10 information indicating it was no longer a shell company and is current with all Exchange Act reporting requirements.”

____________________

Stephen Mills, Esq.